Exit, Disposal And Restructuring Activities	12 Months Ended
Jul. 02, 2011
Exit, Disposal And Restructuring Activities
Exit, Disposal And Restructuring Activities

Note 6 – Exit, Disposal and Restructuring Activities

As part of its ongoing efforts to improve its operational performance and reduce cost, the corporation initiated Project Accelerate in 2009, which was a series of global initiatives designed to drive significant savings over a three year period. The overall cost of the initiatives includes severance costs as well as transition costs associated with transferring services to an outside third party. An important component of Project Accelerate involves outsourcing pieces of the North American and European Finance (transaction processing) and Global Information Services (applications development and maintenance) groups as well as the company's indirect procurement activities. In addition to cost savings, this business process outsourcing will help the corporation drive standardization, increase efficiency and provide flexibility. The implementation of the initiative in North America and Europe began in the second quarter of 2009 and has been substantially completed as of the end of 2011.

The company had also announced a transformation plan in February 2005 designed to improve performance and better position the company for long-term growth. The plan involved significant changes in the company's organizational structure, portfolio changes involving the disposition of a significant portion of the corporation's business, and a number of actions to improve operational efficiency. The corporation has recognized certain trailing costs related to these transformation actions, including the impact of certain activities that were completed for amounts more favorable than previously estimated.

In January 2011, the corporation announced that its board of directors had agreed in principle to divide the company into two separate, publicly traded companies which is expected to be completed in the first half of calendar 2012. Under this plan, the corporation's International Beverage operations will be spun-off, tax-free, into a new public company. As the corporation prepares for the spin-off, it will incur certain spin-off related costs. Spin-off related costs will include restructuring actions such as employee termination costs and costs related to renegotiating contractual agreements; third party professional fees for consulting and other services that are directly related to the spin-off; and the costs of employees solely dedicated to activities directly related to the spin-off.

The corporation also incurs exit, disposition and restructuring charges for initiatives outside of the scope of the projects noted above.

The nature of the costs incurred under these plans includes the following:

Exit Activities, Asset and Business Disposition Actions

These amounts primarily relate to:

•  Employee termination costs

•  Lease and contractual obligation exit costs

•  Gains or losses on the disposition of assets or asset groupings that do not qualify as discontinued operations

Transformation/Project Accelerate/spin-off costs recognized in Cost of Sales and Selling, General and Administrative Expenses

These amounts primarily relate to:

•  Expenses associated with the installation of new information systems

•  Costs to retain and relocate employees

•  Consulting costs

•  Costs associated with the transition of services to an outside third party vendor as part of a business process outsourcing initiative

Transformation/Project Accelerate/spin-off costs are recognized in Cost of Sales or Selling, General and Administrative Expenses in the Consolidated Statements of Income as they do not qualify for treatment as an exit activity or asset and business disposition pursuant to the accounting rules for exit and disposal activities. However, management believes that the disclosure of these transformation/Project Accelerate/spin-off related charges provides the reader with greater transparency to the total cost of the initiatives.

The following is a summary of the (income) expense associated with new and ongoing actions, which also highlights where the costs are reflected in the Consolidated Statements of Income along with the impact on diluted EPS:

In millions	2011	2010	2009
Exit and business dispositions	$105	$84	$98
Selling, general and administrative expenses	58	23	20
Reduction in income from continuing operations before income taxes	163	107	118
Income tax benefit	(46)	(35)	(31)
Reduction in income from continuing operations	$117	$72	$87
Impact on diluted EPS from continuing operations	$0.19	$0.11	$0.13

The impact of these actions on the corporation's business segments and unallocated corporate expenses is summarized as follows:

In millions	2011	2010	2009
North American Retail	$11	$4	$–
North American Foodservice	6	10	(1)
International Beverage	34	12	53
International Bakery	28	47	38
Decrease in business segment income	79	73	90
Increase in general corporate expenses	84	34	28
Total	$163	$107	$118

The following discussion provides information concerning the exit, disposal and transformation/Project Accelerate/spin-off activities for each year where actions were initiated and material reserves exist.

2011 Actions During 2011, the corporation approved certain actions related to exit, disposal, Project Accelerate and spin-off activities and recognized charges of $171 million related to these actions. Each of these activities is expected to be completed within a 12-month period after being approved and include the following:

— Recognized a charge to implement a plan to terminate approximately 1,500 employees, related to the European beverage, North American Retail and North American Foodservice businesses and the corporate office operations and provide them with severance benefits in accordance with benefit plans previously communicated to the affected employee group or with local employment laws. Of the 1,500 targeted employees, approximately 200 have been terminated. The remaining employees are expected to be terminated within the next 12 months.

— Recognized costs associated with the transition of services

— to an outside third party vendor as part of a business process outsourcing initiative.

— Recognized third party and employee costs associated with the planned spin-off of the corporation's International Beverage operations.

The corporation also recognized $97 million of charges in discontinued operations primarily related to restructuring actions taken to eliminate stranded overhead associated with the household and body care businesses.

The following table summarizes the net charges taken for the exit, disposal, Project Accelerate and spin-off activities approved during 2011 and the related status as of July 2, 2011. The accrued amounts remaining represent those cash expenditures necessary to satisfy remaining obligations. The majority of the cash payments to satisfy the accrued costs are expected to be paid in the next 12 months. Approximately $30 million to $40 million of additional charges are expected to be recognized within the next twelve month period related to the 2011 actions. The corporation expects to incur total charges of approximately $425 million in 2012 related to these restructuring actions as well as additional restructuring and other actions associated with cost reduction efforts related to the spin-off. See the Business Overview section of the Financial Review for additional information.

In millions	Employee Termination and Other Benefits	IT and Other Costs	Non- cancellable Leases/ Contractual Obligations	Total
Exit, disposal and other costs recognized during 2011	$104	$58	$9	$171
Charges recognized in discontinued operations	59	38	–	97
Cash payments	(40)	(72)	–	(112)
Non-cash charges	2	–	–	2
Foreign exchange impacts	4	–	–	4
Accrued costs as of July 2, 2011	$129	$24	$9	$162

2010 Actions During 2010, the corporation approved certain actions related to exit, disposal, and Project Accelerate activities and recognized charges of $118 million related to these actions. Each of these activities is to be completed within a 12-month period after being approved and include the following:

— Recognized a charge to implement a plan to terminate approximately 1,100 employees, primarily related to European beverage, European bakery and North American foodservice operations, and provide them with severance benefits in accordance with benefit plans previously communicated to the affected employee group or with local employment laws. Of the 1,100 targeted employees, approximately 70 employees have not yet been terminated, but are expected to be terminated within the next 12 months.

— Recognized costs associated with the transition of services to an outside third party vendor as part of a business process outsourcing initiative.

• Recognized a $20 million net loss associated with the disposition of certain bakery manufacturing facilities in Spain.

The following table summarizes the net charges taken for the exit, disposal and Project Accelerate activities approved during 2010 and the related status as of July 2, 2011. The accrued amounts remaining represent those cash expenditures necessary to satisfy remaining obligations. The majority of the cash payments to satisfy the accrued costs are expected to be paid in the next 12 months. The corporation does not anticipate any additional material future charges related to the 2010 actions. The composition of these charges and the remaining accruals are summarized below.

In millions	Employee Termination and Other Benefits	IT and Other Costs	Non- cancellable Leases	Asset and Business Disposition Actions	Total
Exit, disposal and other costs recognized during 2010	$ 59	$ 24	$ 15	$ 20	$118
Charges recognized in discontinued operations	9	6	9	–	24
Cash payments	(22)	(21)	(11)	–	(54)
Non-cash charges	(1)	–	–	–	(1)
Foreign exchange impacts	(5)	–	–	–	(5)
Asset and business disposition losses	–	–	–	(20)	(20)
Accrued costs as of July 3, 2010	40	9	13	–	62
Cash payments	(24)	(9)	(5)	–	(38)
Change in estimate	(4)	–	–	–	(4)
Change in estimate recognized in discontinued operations	(1)	–	–	–	(1)
Non-cash charges	(5)	–	2	–	(3)
Foreign exchange impacts	3	–	–	–	3
Asset and business disposition losses	–	–	–	–	–
Accrued costs as of July 2, 2011	$ 9	$ –	$ 10	$ –	$ 19

2009 Actions During 2009, the corporation approved certain actions related to exit, disposal, transformation and Project Accelerate activities and recognized net charges of $120 million related to these actions. Each of these activities is to be completed within a 12-month period and include the following:

• Implemented a plan to terminate approximately 1,000 employees primarily related to the European beverage and bakery operations and the fresh bakery operations and corporate office group in North America and provide them with severance benefits in accordance with benefit plans previously communicated to the affected employee group or with local employment laws.

— Recognized costs related to the implementation of common information systems across the organization in order to improve operational efficiencies. These costs primarily relate to the amortization of certain capitalized software costs.

— Recognized costs associated with the transition of business support services to an outside third party vendor as part of a business process outsourcing initiative.

The following table summarizes the net charges taken for the exit, disposal and transformation/Project Accelerate activities approved during 2009 and the related status as of July 2, 2011. The accrued amounts remaining represent those cash expenditures necessary to satisfy remaining obligations. The majority of the cash payments to satisfy the accrued costs are expected to be paid in the next year. The corporation does not anticipate any additional material future charges related to the 2009 actions. The composition of these charges and the remaining accruals are summarized below.

In millions	Employee Termination and Other Benefits	IT and Other Costs	Total
Exit, disposal and other costs recognized during 2009	$101	$19	$120
Charges recognized in discontinued operations	13	3	16
Non-cash charges	–	(2)	(2)
Cash payments	(23)	(14)	(37)
Accrued costs as of June 27, 2009	91	6	97
Non-cash charges	(3)	–	(3)
Cash payments	(53)	(2)	(55)
Change in estimate	(11)	(1)	(12)
Foreign exchange impacts	(2)	–	(2)
Accrued costs as of July 3, 2010	22	3	25
Cash payments	(10)	–	(10)
Change in estimate	(6)	–	(6)
Foreign exchange impacts	1	–	1
Accrued costs as of July 2, 2011	$ 7	$ 3	$ 10

Other Restructuring Actions Prior to 2009, the corporation had approved and completed various actions to exit certain defined business activities and lower its cost structure, and these actions have had minimal impact on current year results. In 2011, adjustments were made to certain accrued obligations remaining for these completed actions. These adjustments related to the final settlement of certain planned termination actions which decreased income from continuing operations before income taxes by $2 million and are reported in the "Net charges for exit activities, asset and business dispositions" line of the Consolidated Statements of Income.

As of July 2, 2011, the accrued liabilities remaining in the Consolidated Balance Sheet related to these completed actions total $14 million and represent certain severance obligations. These accrued amounts are expected to be satisfied in cash and will be funded from operations.